RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS (Novel Therapeutic Product) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS [Abstract]
Consideration received in funding arrangement	$ 13,000		$ 2,000	$ 5,000
Ordinary shares eligible for purchase with warrants				500,000
Exercise price of warrants				6.00
Expiration date of warrants				Jun. 30, 2013
Number of shares to be issued upon exchange of Participation Rights	500,000		1,455,000	833,334
Expiration date of exchange				Jun. 30, 2013
Proceeds from equity component				999
Warrant and option issuance costs			80	61
Proceeds allocated to derivative	4,756	569	1,557	3,940
Issuance costs related to derivative			$ 463	$ 228